Note 5 - Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Preferred Stock [Text Block]

5.             Stockholders’ Equity

January 2022 Private Placement – On January 19, 2022, we closed a private placement of 47,166 shares of common stock, a pre-funded warrant to purchase 157,333 shares of common stock for a nominal exercise price per share and a warrant to purchase 204,499 shares of common stock at an exercise price of $48.90 per share (the “January 2022 Warrant”). Net proceeds after deducting placement agent commissions and other offering expenses were approximately $9.2 million. During March 2022, the pre-funded warrant was exercised in full.

May 2022 Private Placement  – On May 27, 2022, we closed a private placement of 70,000 shares of common stock, a pre-funded warrant to purchase 738,080 shares of common stock for a nominal exercise price per share, and a warrant to purchase 808,081 shares of common stock at an exercise price of $24.75 per share (the “May 2022 Warrant”). Net proceeds after deducting placement agent commissions and other offering expenses were approximately $18.5 million. The pre-funded warrant was exercised as to 132,020 shares concurrent with the closing and as to the remaining 606,060 shares during June and July of 2022. During August 2022, the May 2022 Warrant was exercised as to 308,081 shares, resulting in net proceeds to us of approximately $7,626,000.

December 2023 Warrant Exercise Inducement  – On December 2, 2023, we entered into a warrant exercise inducement letter with the holder of the January 2022 Warrant and the May 2022 Warrant, pursuant to which the holder agreed to fully exercise each warrant (aggregate of 704,499 shares) at a reduced exercise price of $6.21 per share in consideration for our agreement to issue a new warrant (the “December 2023 Warrant”) to purchase 1,408,998 shares of common stock at an exercise price of $6.21 per share. Upon exercise of their existing warrants, at the holder’s direction we issued to them 197,467 shares of common stock and held 507,032 shares in abeyance (in the form of a prefunded warrant). Net proceeds to us after deducting placement agent commissions and other offering expenses were approximately $4.1 million.

Other Common Stock Transactions – During 2023 and 2022 we issued 24,021 and 9,567 shares, respectively, of our common stock pursuant to consulting agreements.

Common Stock Reserved for Future Issuance – Common stock reserved for future issuance consists of the following at December 31, 2023:

Shares
Stock warrants outstanding	2,103,814
Stock options outstanding	134,609
Stock options authorized for future grants	200,000
Total	2,438,423

Stock Options

We have two stock-based incentive plans (the “Stock Incentive Plans”) pursuant to which our Board of Directors may grant stock options or other stock awards to our employees, directors and consultants. A total of 334,609 shares of our common stock are currently reserved for issuance pursuant to the Stock Incentive Plans. The exercise price for any option granted may not be less than fair value (110% of fair value for ISO’s granted to certain employees). Options have a maximum ten-year term.

A summary of the Company’s stock option activity during 2023 is presented below.

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	137,276	$28.35	9.2	$-0-
Granted	-	-
Exercised	-	-
Forfeited or expired	(2,667)	22.82
Outstanding at December 31, 2023	134,609	$28.41	8.2	$-
Exercisable at December 31, 2023	97,184	$32.35	7.9	$-

Stock Warrants

The table below summarizes information concerning warrants outstanding as of December 31, 2023.

Issue Date	Number of Shares	Exercise Price	Expiration
June 2020	8,000	$6.21	June 2025
September 2020	159,781	75.00	September 2025
September 2020	8,534	82.50	March 2024
February 2021	4,800	103.13	August 2024
September 2021	6,668	195.00	September 2026
December 2023	507,032	-0-	-
December 2023	1,408,998	6.21	June 2029
Outstanding at December 31, 2022	2,103,813

As a result of anti-dilution price adjustments related to our equity transactions in December 2023, the exercise price of the June 2020 Warrants was reduced from $24.75 to $6.21 during 2023.